Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Text Block [Abstract]
Convertible notes payable	$ 197,358
Accrued interest, convertible notes payable	5,508
Loans payable		$ 133,000	$ 141,000
Accrued interest, loans payable		13,002	12,283
Interest expense, related party	$ 11,698	$ 719	$ 7,257